EMPLOYEE AND DIRECTOR BENEFITS (Details 3) - Restricted Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Non-Vested Restricted Stock Outstanding , Number of Shares [Roll Forward]
Beginning balance outstanding	6,667	10,000
Shares vested	(3,333)	(3,333)
Ending balance outstanding	3,334	6,667
Non-Vested Restricted Stock Outstanding, Weighted Average Grant Date Fair Value[Roll Forward]
Beginning balance	$ 3.31	$ 3.31
Ending balance	$ 3.31	$ 3.31